Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of components and movements during the period in intangible assets

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31
	2020	Additions	Disposals	rates	2020
	US $’000
Goodwill	8,299			(736)	7,563
Software (mostly development costs)	182,296	12,245	(19)	(16)	194,506
Dry docking	4,514				4,514
Other intangible assets	3,415				3,415
Total	198,524	12,245	(19)	(752)	209,998

Amortization and impairment losses:

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31
	2020	Amortization	Disposals	rates	2020
	US $’000
Goodwill
Software (mostly development costs)	126,645	9,733	(13)	(24)	136,341
Dry docking	4,429	85			4,514
Other intangible assets	2,530	148			2,678
Total	133,604	9,966	(13)	(24)	143,533

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2020	2020
	US $'000	US $'000
Goodwill	8,299	7,563
Software (mostly development costs)	55,651	58,165
Dry docking	85
Other intangible assets	885	737
Total	64,920	66,465

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31
	2019	Additions	Disposals	rates	2019
	US $’000
Goodwill	8,230	559		(490)	8,299
Software (mostly development costs)	173,508	8,746	(15)	57	182,296
Dry docking	4,514				4,514
Other intangible assets	3,415				3,415
Total	189,667	9,305	(15)	(433)	198,524

Amortization and impairment losses:

				Effect of
	Balance at			movements	Balance at
	January 1,			in exchange	December 31
	2019	Amortization	Disposals	rates	2019
	US $’000
Goodwill
Software (mostly development costs)	118,530	8,073	(15)	57	126,645
Dry docking	4,117	312			4,429
Other intangible assets	2,382	148			2,530
Total	125,029	8,533	(15)	57	133,604

Net carrying amounts:

	Balance at	Balance at
	January 1,	December 31,
	2019	2019
	US $’000	US $’000
Goodwill	8,230	8,299
Software (mostly development costs)	54,978	55,651
Dry docking	397	85
Other intangible assets	1,033	885
Total	64,638	64,920